Consolidated Statements of Cash Flows (Parenthetical) $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) vessel	Dec. 01, 2022 USD ($)
Condensed Cash Flow Statements, Captions [Line Items]
Interest costs capitalised			$ 1.4
Trafigura transaction
Condensed Cash Flow Statements, Captions [Line Items]
Number of vessels delivered | vessel			4
Obligations under bareboat charter			$ 670.0
Convertible Notes Due 2025
Condensed Cash Flow Statements, Captions [Line Items]
Borrowings interest rate	3.00%	3.00%
Aggregate principal amount	$ 19.4	$ 62.1
Convertible Notes Due 2025 | Gross carrying amount
Condensed Cash Flow Statements, Captions [Line Items]
Debt converted to equity				$ 205.1
Convertible Notes Due 2022
Condensed Cash Flow Statements, Captions [Line Items]
Debt converted to equity	$ 19.4	$ 62.1
IFRS 16 - Leases - $670.0 Million (see Note 6) | Trafigura transaction
Condensed Cash Flow Statements, Captions [Line Items]
Obligations under bareboat charter			$ 138.8